Jacob Discovery Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Advertising - 2.0%
IZEA Worldwide, Inc. (a)	88,650	$ 327,119

Allied to Motion Picture Distribution - 0.9%
Blue Ant Media Corp. (a)	35,259	147,312

Arrangement of Transportation of Freight & Cargo - 3.0%
Freightos Ltd. (a)	236,000	474,360

Biological Products (No Diagnostic Substances) - 4.6%
Cabaletta Bio, Inc. (a)	60,000	226,800
Precision BioSciences, Inc. (a)	52,089	363,060
Prime Medicine, Inc. (a)	40,000	142,000
		731,860

Blank Checks - 2.7%
Cantor Equity Partners II, Inc. - Class A (a)(b)	32,000	432,800

Business Services - 7.9%
comScore, Inc. (a)	54,305	435,526
OptimizeRx Corp. (a)	89,154	462,709
Zhihu, Inc. - ADR (a)	127,366	375,730
		1,273,965

Catalog & Mail-Order Houses - 1.7%
Bed Bath & Beyond, Inc. (a)	45,000	275,850

Communications Equipment - 3.8%
Powerfleet, Inc. (a)	156,121	610,433

Computer Peripheral Equipment - 1.5%
Identiv, Inc. (a)	57,555	235,976

Computer Processing & Data Preparation - 6.5%
DouYu International Holdings Ltd. - ADR (a)	25,000	131,000
HUYA, Inc. - ADR	38,000	95,000
Nextdoor Holdings, Inc. (a)	196,000	413,560
ReposiTrak, Inc. (b)	39,512	408,159
		1,047,719

Consumer Credit Reporting, Collection Agencies - 0.9%
CreditRiskMonitor.com, Inc. (a)	66,200	148,950

Functions Related to Depository Banking - 4.1%
Usio, Inc. (a)	410,100	660,261

Gold and Silver Ores - 3.2%
Solitario Resources Corp. (a)	601,306	507,683

Help Supply Services - 2.9%

Star Equity Holdings, Inc. (a)	39,235	458,657

Industrial Organic Chemicals - 2.7%
Codexis, Inc. (a)	154,875	429,004

Medical Laboratories - 6.6%
CareDx, Inc. (a)	7,800	177,996
Celcuity, Inc. (a)	6,609	878,204
		1,056,200

Metal Mining - 2.8%
Western Copper & Gold Corp. (a)	151,950	452,811

Mining & Quarrying of Nonmetallic Mineral (No Fuels) - 1.5%
Azimut Exploration, Inc. (a)	442,480	230,045
Azimut Exploration, Inc. (a)	10,000	5,005
		235,050

Miscellaneous Amusement & Recreation - 1.5%
Inspired Entertainment, Inc. (a)	31,836	245,137

Miscellaneous Plastics Products - 2.5%
Lightwave Logic, Inc. (a)	37,000	401,820

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.2%
Inogen, Inc. (a)	55,000	356,950

Patent Owners & Lessors - 2.4%
Immersion Corp.	58,182	377,019

Personal Services - 1.4%
WM Technology, Inc. (a)	561,788	223,592

Pharmaceutical Preparations - 13.7%
Arcturus Therapeutics Holdings, Inc. (a)	13,370	105,890
Cartesian Therapeutics, Inc. (a)(b)	18,500	139,490
DiaMedica Therapeutics, Inc. (a)(b)	59,730	357,783
Harrow, Inc. (a)	12,247	431,217
Heron Therapeutics, Inc. (a)	216,960	188,777
Ideaya Biosciences, Inc. (a)	8,335	245,632
Omeros Corp. (a)(b)	66,200	730,848
		2,199,637

Radio & TV Broadcasting & Communications Equipment - 2.7%
Energous Corp. (a)	15,500	434,000

Real Estate - 3.0%
Porch Group, Inc. (a)	46,550	485,051

Semiconductors & Related Devices - 2.2%
Atomera, Inc. (a)(b)	35,000	349,300

Surgical & Medical Instruments & Apparatus - 5.6%
Alphatec Holdings, Inc. (a)	42,200	327,050
Cerus Corp. (a)	163,000	495,520

Tela Bio, Inc. (a)	79,775		77,382
			899,952
TOTAL COMMON STOCKS (Cost $15,325,736)			15,478,468

PREFERRED STOCKS - 0.1%	Shares		Value
Advertising Agencies - 0.1%
SRAX, Inc., 0.00% (c)	368,541		8,808
TOTAL PREFERRED STOCKS (Cost $18,017)			8,808

WARRANTS - 0.0% (d)	Contracts		Value
Catalog & Mail-Order Houses - 0.0% (d)
Bed Bath & Beyond, Inc., Expires 10/07/2026, Exercise Price $15.50 (a)	2,300		1,292
TOTAL WARRANTS (Cost $0)			1,292

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.9%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (e)	2,066,532		2,066,532
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,066,532)			2,066,532

MONEY MARKET FUNDS - 3.7%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (e)	604,664		604,664
TOTAL MONEY MARKET FUNDS (Cost $604,664)			604,664

TOTAL INVESTMENTS - 113.2% (Cost $18,014,949)			18,159,764
Liabilities in Excess of Other Assets - (13.2)%		(0.13171)	(2,113,397)
TOTAL NET ASSETS - 100.0%			$ 16,046,367

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $1,943,456.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $8,808 or 0.1% of net assets as of May 31, 2026.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Jacob Discovery Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 15,478,468	$ –	$ –	$ 15,478,468
Preferred Stocks	–	–	8,808	8,808
Warrants	1,292	–	–	1,292
Investments Purchased with Proceeds from Securities Lending	2,066,532	–	–	2,066,532
Money Market Funds	604,664	–	–	604,664
Total Investments	$ 18,150,956	$ –	$ 8,808	$ 18,159,764

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The following is a reconciliation of Level 3 investments for the period from September 1, 2025 to May 31, 2026:

Preferred Stocks
Beginning Balance – Septemer 1, 2025	$8,808
Acquisitions	-
Change in unrealized appreciation (depreciation)	-
Ending Balance – May 31, 2026	$8,808
Change in unrealized appreciation/deprecation on investments still held at May 31, 2026	$-

The Discovery Fund received preferred shares of SRAX, Inc. (the “Company”) as part of a corporate action spin off from the parent security, SRAX, Inc. – common stock on September 28, 2021. The corporate action noted that the preferred shares will hold approximately $6.5 million worth of Sequire client stock, the Company’s SasS data platform. During period ended May 31, 2026, the Adviser determined the fair value of the preferred shares of SRAX, Inc. considering available information including the percentage of cost factor transferred to the preferred shares, underlying value of the positions, and disclosures made by the Company in its financial reporting. The preferred shares of SRAX, Inc. are non-transferrable and non-tradable.